PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment – net consist of the following (in millions):

	December 31,
	2019	2018
Property	$40.9	$39.6
Plant	168.1	161.3
Equipment	358.3	337.3
Leasehold improvements	55.8	49.1
Construction in progress	101.1	42.2
Property, plant and equipment – gross	724.2	629.5
Less: Accumulated depreciation	(334.8)	(312.2)
Property, plant and equipment – net	$389.4	$317.3

Depreciation expense for the years ended December 31, 2019, 2018 and 2017, was $39.6 million, $39.0 million and $47.0 million, respectively.